Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	Jacob Funds Inc.
Central Index Key	0001090372
Amendment Flag	false
Document Creation Date	Dec. 23, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Dec. 29, 2014
Jacob Internet Fund | Investor Class
Risk/Return:
Trading Symbol	JAMFX
Jacob Small Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	JSCGX
Jacob Small Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	JSIGX
Jacob Micro Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	JMCGX
Jacob Micro Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	JMIGX
Jacob Wisdom Fund | Investor Class
Risk/Return:
Trading Symbol	JWSFX